LEASES - Summary of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Right-of-Use Assets
Right of use asset, beginning balance			$ 1,460	$ 1,818
Additions			3,982
Amortization of right-of-use assets			(285)	(228)
Translation differences			115	25
Right of use asset, ending balance	$ 5,272	$ 1,615	5,272	1,615
Lease Liabilities
Lease liability, beginning balance			1,723	2,072
Additions			3,982
Interest expense	55	44	89	87
Payments			(343)	(286)
Translation differences			110	16
Lease liability, ending balance	$ 5,561	$ 1,889	$ 5,561	$ 1,889